Label	Element	Value
State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM GROWTH FUND (STFGX) FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	State Farm Growth Fund (the “Fund” or the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests under normal circumstances at least 80% of its assets in equity securities. Equity securities include common stocks and other income-producing equity securities. State Farm Investment Management Corp. (the “Adviser”), investment adviser to the Fund, has selected Northern Trust Investments, Inc. (“NTI” or “Sub‑Adviser”) as sub‑adviser to the Fund. NTI chooses equity securities for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate income. Although there is no restriction on the size of the companies in which the Fund invests, ordinarily most of the Fund’s investments include but are not limited to large capitalization (unadjusted market cap of 15.8 billion or greater) and mid‑capitalization (unadjusted market cap of $5.8 billion to $15.8 billion) equity securities, as defined S&P Dow Jones Indices at the time of investment. The S&P Dow Jones Indices market capitalizations noted above are as of December 31, 2023.
While the Fund seeks to maintain sector weights consistent within 3% to 5% of each sector’s weight in the S&P 500 Index, the Fund’s broad-based benchmark index, in making investment decisions on specific securities, the Sub‑Adviser uses statistical modeling and research to look for companies with one or more of the following characteristics:
•	Strong profitability within their sector (quality).
•	Strong cash flows within their sector (quality).
•	Strong management efficiency (quality).
•	The ability to lower the volatility of the Fund (lower volatility).
In assessing strong management efficiency (quality), NTI uses a proprietary quantitative ranking that is designed to provide exposure to quality characteristics. Beginning with a broad universe of liquid securities, NTI applies the proprietary quality score, which focuses on companies that are judicious users of capital and that do not exhibit excessive capital deployment. NTI then optimizes the remaining universe of securities for the appropriate quality and diversification goals. NTI also performs a risk management analysis in which risk exposures are measured and managed at the security, sector and portfolio levels.
In general, the Sub‑Adviser employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, the Sub‑Adviser may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities (higher quality, higher yield and/or lower volatility). The Fund may use derivatives such as stock index futures to equitize cash and enhance portfolio liquidity. Accordingly, under normal market conditions, the Fund will limit its exposure to stock index futures to 5% of the value of the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund commenced operations upon the reorganization of the State Farm Growth Fund, a series of the State Farm Associates’ Funds Trust (the “Growth Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, into the Fund on August 23, 2021. With the reorganization, the Fund assumed the financial and performance history of the Growth Predecessor Fund. The following bar chart and table provide an indication of certain risks of investing in the Fund (and the Growth Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table compares the Fund’s average annual total returns for the periods listed to a broad-based securities market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and, consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance or by calling 800‑447‑0740 (toll free), 866‑342‑2418 (toll free), or 501‑255‑1812.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund commenced operations upon the reorganization of the State Farm Growth Fund, a series of the State Farm Associates’ Funds Trust (the “Growth Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, into the Fund on August 23, 2021. With the reorganization, the Fund assumed the financial and performance history of the Growth Predecessor Fund. The following bar chart and table provide an indication of certain risks of investing in the Fund (and the Growth Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table compares the Fund’s average annual total returns for the periods listed to a broad-based securities market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and, consequently, the potential rewards and risks of a Fund investment).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800‑447‑0740 (toll free), 866‑342‑2418 (toll free), or 501‑255‑1812
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s (and the Growth Predecessor Fund for periods prior to the reorganization) best and worst quarters during the last 10 years were as follows:

Best Quarter:	2Q 2020	16.79%
Worst Quarter	1Q 2020	(19.15)%
The Fund’s fiscal year end is September 30. The Fund’s most recently quarterly return (since the end of the last fiscal year) through December 31, 2023 was 9.57%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows certain Average Annual Total Returns on an investment in the Fund (and the Growth Predecessor Fund for periods prior to the reorganization) compared to changes in the Standard & Poor’s 500® Stock Index, the Fund’s broad-based securities market benchmark, for the 1‑, 5‑ and 10‑year periods ended December 31, 2023. The after‑tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

State Farm Growth Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
State Farm Growth Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency.
State Farm Growth Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The assessment by the Sub‑Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub‑Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.

State Farm Growth Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID‑19), epidemics, climate change and climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.

State Farm Growth Fund | Long term Ownership Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Long-term Ownership Strategy Risk. The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.

State Farm Growth Fund | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tax Risk. The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. As a result, unless you are purchasing shares of the Fund through a tax‑advantaged account (such as an IRA), buying shares at a time when the Fund has unrealized gains might eventually cost you money in taxes.

State Farm Growth Fund | Large Cap Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap Risk. The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid‑sized companies.
State Farm Growth Fund | Mid Cap Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Mid Cap Stock Risk. The risk that stocks of mid‑sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.

State Farm Growth Fund | Stock Index Futures Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Stock Index Futures Risk. The risk arising from the Fund’s use of futures and includes: the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts; the possible inability of the Fund to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Sub‑Adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

State Farm Growth Fund | State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.16%
Fee Waivers and/or Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Reimbursements	rr_NetExpensesOverAssets	0.12%
1 year	rr_ExpenseExampleYear01	$ 12
3 years	rr_ExpenseExampleYear03	47
5 years	rr_ExpenseExampleYear05	86
10 years	rr_ExpenseExampleYear10	$ 201
2014	rr_AnnualReturn2014	11.86%
2015	rr_AnnualReturn2015	(3.69%)
2016	rr_AnnualReturn2016	15.39%
2017	rr_AnnualReturn2017	16.58%
2018	rr_AnnualReturn2018	(5.31%)
2019	rr_AnnualReturn2019	28.01%
2020	rr_AnnualReturn2020	15.63%
2021	rr_AnnualReturn2021	25.64%
2022	rr_AnnualReturn2022	(10.53%)
2023	rr_AnnualReturn2023	17.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s most recently quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.15%)
1 Year	rr_AverageAnnualReturnYear01	17.59%
5 Year	rr_AverageAnnualReturnYear05	14.37%
10 Year	rr_AverageAnnualReturnYear10	10.38%
State Farm Growth Fund | Return After Taxes on Distributions | State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.85%
5 Year	rr_AverageAnnualReturnYear05	12.82%
10 Year	rr_AverageAnnualReturnYear10	8.97%
State Farm Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.58%
5 Year	rr_AverageAnnualReturnYear05	11.40%
10 Year	rr_AverageAnnualReturnYear10	8.20%
State Farm Growth Fund | S&P 500® Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Year	rr_AverageAnnualReturnYear05	15.69%
10 Year	rr_AverageAnnualReturnYear10	12.03%

[1]
State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.12% until January 28, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.